UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22022

           Advent Claymore Convertible Securities and Income Fund II
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                    1271 Avenue of the Americas, 45th Floor
                    ---------------------------------------
                               New York, NY 10020
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 Edward C. Delk
                                 --------------
                    1271 Avenue of the Americas, 45th Floor
                    ---------------------------------------
                               New York, NY 10020
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-482-1600

                      Date of fiscal year end: October 31

             Date of reporting period: July 1, 2015 - June 30, 2016

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22022
Reporting Period: 07/01/2015 - 06/30/2016
ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND II









========== ADVENT CLAYMORE CONVERTIBLE SECURITIES AND INCOME FUND II ===========


BAE SYSTEMS PLC, LONDON

Ticker:       BA/ LN         Security ID:  G06940103
Meeting Date: MAY 04, 2016   Meeting Type: Annual General Meeting
Record Date:  APR 01, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     RECEIPT OF THE REPORT AND ACCOUNTS      For       For          Management
2     APPROVAL OF THE DIRECTORS'              For       For          Management
      REMUNERATION REPORT
3     AUTHORISATION OF THE PAYMENT OF THE     For       For          Management
      FINAL DIVIDEND: 12.5 PENCE PER
      ORDINARY SHARE
4     THAT SIR ROGER CARR BE AND IS HEREBY    For       For          Management
      RE-ELECTED A DIRECTOR OF THE COMPANY
5     THAT JERRY DEMURO BE AND IS HEREBY      For       For          Management
      RE-ELECTED A DIRECTOR OF THE COMPANY
6     THAT HARRIET GREEN BE AND IS HEREBY     For       For          Management
      RE-ELECTED A DIRECTOR OF THE COMPANY
7     THAT CHRISTOPHER GRIGG BE AND IS        For       For          Management
      HEREBY RE-ELECTED A DIRECTOR OF THE
      COMPANY
8     THAT IAN KING BE AND IS HEREBY          For       For          Management
      RE-ELECTED A DIRECTOR OF THE COMPANY
9     THAT PETER LYNAS BE AND IS HEREBY       For       For          Management
      RE-ELECTED A DIRECTOR OF THE COMPANY
10    THAT PAULA ROSPUT REYNOLDS BE AND IS    For       For          Management
      HEREBY RE-ELECTED A DIRECTOR OF THE
      COMPANY
11    THAT NICHOLAS ROSE BE AND IS HEREBY     For       For          Management
      RE-ELECTED A DIRECTOR OF THE COMPANY
12    THAT IAN TYLER BE AND IS HEREBY         For       For          Management
      RE-ELECTED A DIRECTOR OF THE COMPANY
13    THAT ELIZABETH CORLEY BE AND IS HEREBY  For       For          Management
      ELECTED A DIRECTOR OF THE COMPANY
14    THAT KPMG LLP BE AND ARE HEREBY         For       For          Management
      RE-APPOINTED AUDITOR OF THE COMPANY TO
      HOLD OFFICE UNTIL THE NEXT GENERAL
      MEETING AT WHICH ACCOUNTS ARE LAID
      BEFORE THE COMPANY
15    THAT THE AUDIT COMMITTEE OF THE BOARD   For       For          Management
      OF DIRECTORS BE AND IS HEREBY
      AUTHORISED TO AGREE THE REMUNERATION
      OF THE AUDITORS
16    POLITICAL DONATIONS                     For       For          Management
17    AUTHORITY TO ALLOT NEW SHARES           For       For          Management
18    DISAPPLICATION OF PRE-EMPTION RIGHTS    For       For          Management
19    AUTHORITY TO PURCHASE OWN SHARES        For       For          Management
20    NOTICE OF GENERAL MEETINGS              For       For          Management


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BIOGEN INC.

Ticker:       BIIB           Security ID:  09062X103
Meeting Date: JUN 08, 2016   Meeting Type: Annual
Record Date:  APR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: ALEXANDER J.      For       For          Management
      DENNER
1B.   ELECTION OF DIRECTOR: CAROLINE D. DORSA For       For          Management
1C.   ELECTION OF DIRECTOR: NANCY L. LEAMING  For       For          Management
1D.   ELECTION OF DIRECTOR: RICHARD C.        For       For          Management
      MULLIGAN
1E.   ELECTION OF DIRECTOR: ROBERT W. PANGIA  For       For          Management
1F.   ELECTION OF DIRECTOR: STELIOS           For       For          Management
      PAPADOPOULOS
1G.   ELECTION OF DIRECTOR: BRIAN S. POSNER   For       For          Management
1H.   ELECTION OF DIRECTOR: ERIC K. ROWINSKY  For       For          Management
1I.   ELECTION OF DIRECTOR: GEORGE A. SCANGOS For       For          Management
1J.   ELECTION OF DIRECTOR: LYNN SCHENK       For       For          Management
1K.   ELECTION OF DIRECTOR: STEPHEN A.        For       For          Management
      SHERWIN
2.    TO RATIFY THE SELECTION OF              For       For          Management
      PRICEWATERHOUSECOOPERS LLP AS BIOGEN
      INC.'S INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR THE FISCAL YEAR
      ENDING DECEMBER 31, 2016.
3.    SAY ON PAY - TO APPROVE AN ADVISORY     For       For          Management
      VOTE ON EXECUTIVE COMPENSATION.


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CEMPRA, INC.

Ticker:       CEMP           Security ID:  15130J109
Meeting Date: MAY 18, 2016   Meeting Type: Annual
Record Date:  MAR 28, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    DIRECTOR                                For       For          Management
1.    DIRECTOR                                For       For          Management
2.    TO APPROVE ON A NON-BINDING ADVISORY    For       For          Management
      BASIS THE COMPANY'S 2015 EXECUTIVE
      COMPENSATION.
3.    TO APPROVE ON A NON-BINDING ADVISORY    3 Years   3 Years      Management
      BASIS THE FREQUENCY WITH WHICH FUTURE
      ADVISORY VOTES ON EXECUTIVE
      COMPENSATION SHOULD BE HELD.
4.    TO RATIFY THE APPOINTMENT OF            For       For          Management
      PRICEWATERHOUSECOOPERS LLP AS OUR
      INDEPENDENT REGISTERED PUBLIC
      ACCOUNTING FIRM FOR THE FISCAL YEAR
      ENDING DECEMBER 31, 2016.


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CIGNA CORPORATION

Ticker:       CI             Security ID:  125509109
Meeting Date: DEC 03, 2015   Meeting Type: Special
Record Date:  OCT 22, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    ADOPTION OF THE AGREEMENT AND PLAN OF   For       For          Management
      MERGER, DATED AS OF JULY 23, 2015 (AS
      IT MAY BE AMENDED FROM TIME TO TIME,
      THE "MERGER AGREEMENT"), AMONG ANTHEM,
      INC., AN INDIANA CORPORATION
      ("ANTHEM"), ANTHEM MERGER SUB CORP., A
      DELAWARE CORPORATION ("MERGER SUB")
2.    APPROVAL ON AN ADVISORY (NON-BINDING)   For       For          Management
      BASIS OF THE COMPENSATION THAT MAY BE
      PAID OR BECOME PAYABLE TO CIGNA'S
      NAMED EXECUTIVE OFFICERS IN CONNECTION
      WITH THE COMPLETION OF THE MERGER.
3.    ADJOURNMENT OF THE CIGNA SPECIAL        For       For          Management
      MEETING, IF NECESSARY OR APPROPRIATE,
      TO SOLICIT ADDITIONAL PROXIES IF THERE
      ARE NOT SUFFICIENT VOTES TO ADOPT THE
      MERGER AGREEMENT.


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MYLAN N.V.

Ticker:       MYL            Security ID:  N59465109
Meeting Date: AUG 28, 2015   Meeting Type: Special
Record Date:  JUL 31, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    APPROVAL UNDER ARTICLE 2:107A OF THE    For       For          Management
      DUTCH CIVIL CODE OF THE ACQUISITION,
      DIRECTLY OR INDIRECTLY (WHETHER BY WAY
      OF AN OFFER (AND SUBSEQUENT COMPULSORY
      ACQUISITION) OR ANY OTHER LEGAL
      ARRANGEMENT) OF ALL OR ANY PORTION OF
      THE ORDINARY SHARES OF PERRIGO CO


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MYLAN N.V.

Ticker:       MYL            Security ID:  N59465109
Meeting Date: JAN 07, 2016   Meeting Type: Special
Record Date:  DEC 10, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    PROPOSED RESOLUTION TO REDEEM ALL       For       For          Management
      ISSUED PREFERRED SHARES, PAR VALUE 0.
      01 EURO PER SHARE, IN THE CAPITAL OF
      MYLAN N.V.


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PERRIGO COMPANY PLC

Ticker:       PRGO           Security ID:  G97822103
Meeting Date: NOV 04, 2015   Meeting Type: Annual
Record Date:  SEP 08, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1A.   ELECTION OF DIRECTOR: LAURIE BRLAS      For       For          Management
1B.   ELECTION OF DIRECTOR: GARY M. COHEN     For       For          Management
1C.   ELECTION OF DIRECTOR: MARC COUCKE       For       For          Management
1D.   ELECTION OF DIRECTOR: JACQUALYN A.      For       For          Management
      FOUSE
1E.   ELECTION OF DIRECTOR: ELLEN R. HOFFING  For       For          Management
1F.   ELECTION OF DIRECTOR: MICHAEL J.        For       For          Management
      JANDERNOA
1G.   ELECTION OF DIRECTOR: GERARD K.         For       For          Management
      KUNKLE, JR.
1H.   ELECTION OF DIRECTOR: HERMAN MORRIS,    For       For          Management
      JR.
1I.   ELECTION OF DIRECTOR: DONAL O'CONNOR    For       For          Management
1J.   ELECTION OF DIRECTOR: JOSEPH C. PAPA    For       For          Management
1K.   ELECTION OF DIRECTOR: SHLOMO YANAI      For       For          Management
2.    RATIFY THE APPOINTMENT OF ERNST &       For       For          Management
      YOUNG LLP AS OUR INDEPENDENT
      REGISTERED PUBLIC ACCOUNTING FIRM FOR
      THE PERIOD ENDING DECEMBER 31, 2015,
      AND AUTHORIZE THE BOARD OF DIRECTORS,
      ACTING THROUGH THE AUDIT COMMITTEE, TO
      FIX THE REMUNERATION OF THE AUDITORS.
3.    AN ADVISORY VOTE TO APPROVE THE         For       For          Management
      COMPANY'S EXECUTIVE COMPENSATION.
4.    AUTHORIZE PERRIGO COMPANY PLC AND/OR    For       For          Management
      ANY SUBSIDIARY OF PERRIGO COMPANY PLC
      TO MAKE MARKET PURCHASES OF PERRIGO
      COMPANY PLC'S ORDINARY SHARES.
5.    DETERMINE THE REISSUE PRICE RANGE FOR   For       For          Management
      PERRIGO COMPANY PLC TREASURY SHARES.
6.    APPROVE AMENDMENTS TO THE MEMORANDUM    For       For          Management
      OF ASSOCIATION OF THE COMPANY.
7.    ADOPT REVISED ARTICLES OF ASSOCIATION   For       For          Management
      OF THE COMPANY.


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ROYAL PHILIPS NV, EINDHOVEN

Ticker:       PHIA           Security ID:  N7637U112
Meeting Date: DEC 18, 2015   Meeting Type: ExtraOrdinary General Meeting
Record Date:  NOV 20, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     PROPOSAL TO APPOINT MR A. BHATTACHARYA  For       For          Management
      AS MEMBER OF THE BOARD OF MANAGEMENT
      WITH EFFECT FROM DECEMBER 18, 2015

========== END NPX REPORT

                                   SIGNATURES

 Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund II
---------------------------------------------------------

By:      /s/ Tracy V. Maitland
         ---------------------
Name:    Tracy V. Maitland
         -----------------
Title:   President and Chief Executive Officer
         -------------------------------------
Date:    August 17, 2016
         ---------------